Earnings per ordinary share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per ordinary share
Net income/(loss) attributable to Burford Capital Limited shareholders	$ 610,522	$ 30,506	$ (28,751)
Net income/(loss) attributable to Burford Capital Limited shareholders per ordinary share:
Basic	$ 2.79	$ 0.14	$ (0.13)
Diluted	$ 2.74	$ 0.14	$ (0.13)
Weighted average ordinary shares outstanding
Basic	218,865,816	218,757,232	219,049,877
Dilutive effect of share-based awards	4,149,074	3,045,254
Diluted	223,014,890	221,802,486	219,049,877
Potential ordinary shares excluded from diluted weighted average ordinary shares	17,631	88,330	1,959,222